Spear Alpha ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Aerospace/Defense - 23.9%
AeroVironment, Inc. (a)	45,700	$8,365,385
Intuitive Machines, Inc. (a)	231,189	4,290,868
Karman Holdings, Inc. (a)	127,974	10,244,319
Kratos Defense & Security Solutions, Inc. (a)	89,439	6,306,344
Rocket Lab Corp. (a)	78,224	5,023,545
		34,230,461

Computer Data Security - 0.2%
Crowdstrike Holdings, Inc. - Class A (a)	851	332,239

Computer Software - 0.4%
Cloudflare, Inc. - Class A (a)	2,679	552,785
Snowflake, Inc. - Class A (a)	2	301
		553,086

Computers-Other - 3.2%
Lumentum Holdings, Inc. (a)	6,500	4,567,940

Electric-Generation - 0.0% (b)
Constellation Energy Corp.	16	4,468

Electronic Components-Semiconductors - 8.5%
Advanced Micro Devices, Inc. (a)	2,316	471,144
Marvell Technology, Inc.	35,802	3,546,188
NVIDIA Corp.	46,520	8,113,088
		12,130,420

Investment Companies - 4.8%
Terawulf, Inc. (a)	474,206	6,842,793

Lasers-Systems-Components - 8.6%
Coherent Corp. (a)	51,712	12,318,315

Networking Products - 3.8%
Arista Networks, Inc. (a)	43,919	5,392,375

Satellite Telecommunication - 7.8%
AST SpaceMobile, Inc. (a)	69,306	5,743,388
EchoStar Corp. - Class A (a)	45,669	5,346,470
		11,089,858

Semiconductor Equipment - 23.7%
Astera Labs, Inc. (a)	46,282	5,072,507
KLA Corp.	6,887	10,140,488
Lam Research Corp.	31,887	6,812,976
MKS, Inc.	35,651	8,192,956
Teradyne, Inc.	12,638	3,746,662
		33,965,589

Telecommunication Equipment - 2.8%
Ciena Corp. (a)	3,938	1,528,849
Credo Technology Group Holding Ltd. (a)	26,348	2,473,287
		4,002,136

Telecommunication Services - 4.2%
Applied Digital Corp. (a)	251,886	5,979,774
TOTAL COMMON STOCKS (Cost $129,164,771)		131,409,454

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 8.2%
First American Government Obligations Fund - Class X, 3.58% (c)	11,790,372	11,790,372
TOTAL MONEY MARKET FUNDS (Cost $11,790,372)		11,790,372

TOTAL INVESTMENTS - 100.1% (Cost $140,955,143)		143,199,826
Liabilities in Excess of Other Assets - (0.1)%		(81,629)
TOTAL NET ASSETS - 100.0%		$143,118,197

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Spear Alpha ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$131,409,454	$–	$–	$131,409,454
Money Market Funds	11,790,372	–	–	11,790,372
Total Investments	$143,199,826	$–	$–	$143,199,826

Refer to the Schedule of Investments for further disaggregation of investment categories.